Inventories (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 14,421	$ 18,409	$ 16,971	$ 0
Finished goods	15,238	113,065	1,221,345	1,487,683
Inventory net	$ 29,659	$ 131,474	1,238,316	1,487,683
Work in progress			0	0
Total inventory net			$ 1,238,316	$ 1,487,683